Loans and Allowance for Loan Losses - Past Due and Non-accrual Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Aging information for the Company's past due and non-accrual loans
Loans held for investment	$ 1,302,133	$ 1,286,967
90 Days Past Due And Still Accruing	14	17
Non-Accrual	25,459	34,559
Loan modifications	25,459	34,559
Loan Modifications under CARES Act
Aging information for the Company's past due and non-accrual loans
Non-Accrual	0	29,500
Loan modifications	0	29,500
Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	1,275,604	1,251,344
30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	1,056	1,047
Commercial, Financial, and Agricultural
Aging information for the Company's past due and non-accrual loans
Loans held for investment	217,214	272,918
90 Days Past Due And Still Accruing	0	0
Non-Accrual	153	6,717
Loan modifications	153	6,717
Commercial, Financial, and Agricultural | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	217,058	265,821
Commercial, Financial, and Agricultural | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	3	380
Real Estate Construction - Residential | Construction
Aging information for the Company's past due and non-accrual loans
Loans held for investment	27,920	29,692
90 Days Past Due And Still Accruing	0	0
Non-Accrual	0	192
Loan modifications	0	192
Real Estate Construction - Residential | Construction | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	27,920	29,500
Real Estate Construction - Residential | Construction | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	0	0
Real Estate Construction - Residential | Mortgages
Aging information for the Company's past due and non-accrual loans
Loans held for investment	279,346	262,339
90 Days Past Due And Still Accruing	14	0
Non-Accrual	1,129	2,105
Loan modifications	1,129	2,105
Real Estate Construction - Residential | Mortgages | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	277,532	259,688
Real Estate Construction - Residential | Mortgages | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	671	546
Real Estate Construction - Commercial | Construction
Aging information for the Company's past due and non-accrual loans
Loans held for investment	91,369	78,144
90 Days Past Due And Still Accruing	0	0
Non-Accrual	105	200
Loan modifications	105	200
Real Estate Construction - Commercial | Construction | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	91,264	77,944
Real Estate Construction - Commercial | Construction | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	0	0
Real Estate Construction - Commercial | Mortgages
Aging information for the Company's past due and non-accrual loans
Loans held for investment	663,256	617,133
90 Days Past Due And Still Accruing	0	0
Non-Accrual	24,029	25,314
Loan modifications	24,029	25,314
Real Estate Construction - Commercial | Mortgages | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	638,982	591,815
Real Estate Construction - Commercial | Mortgages | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	245	4
Installment and other consumer
Aging information for the Company's past due and non-accrual loans
Loans held for investment	23,028	26,741
90 Days Past Due And Still Accruing	0	17
Non-Accrual	43	31
Loan modifications	43	31
Installment and other consumer | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	22,848	26,576
Installment and other consumer | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	$ 137	$ 117